UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust
The fund's portfolio
1/31/08 (Unaudited)

Key to abbreviations
AMBAC - AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FRB -- Floating Rate Bond
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (151.9%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.5%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$950,000	$841,273
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	650,000	639,639
			1,480,912

Arizona (4.6%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. B, 5 7/8s, 3/1/33	Baa3	1,000,000	957,640
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,000,000	1,167,430
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	1,800,000	1,892,052
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	470,000	482,408
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	3,000,000	3,032,820
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	2,000,000	2,028,260
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	815,000	763,924
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/32	Aa3	3,000,000	2,828,940
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,000,000	1,121,230
			14,274,704

Arkansas (3.1%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	4,600,000	5,039,024
Baxter Cnty., Hosp. Rev. Bonds, 5s, 9/1/22	Baa2	750,000	734,025
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,000,000	1,000,850
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	565,000	573,622
Springdale, Sales & Use Tax Rev. Bonds, FSA
4.05s, 7/1/26	Aaa	1,000,000	1,030,960
4s, 7/1/27	Aaa	790,000	801,937
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	500,000	484,965
			9,665,383

California (10.2%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
6.2s, 10/1/27	BBB-	345,000	349,068
CA Hlth. Fac. Fin. Auth. Rev. Bonds
AMBAC, 5.293s, 7/1/17	Aaa	3,400,000	3,405,916
(CA-NV Methodist), 5s, 7/1/26	A+	500,000	507,520
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/27	Baa2	2,250,000	2,158,628
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,200,000	1,177,548
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	3,950,000	3,832,804
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. B, 4 7/8s, 10/1/31
(Prerefunded)	BBB-	1,465,000	1,598,022
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	395,000	352,968
5s, 9/2/30	BB+/P	250,000	225,573
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB-/P	300,000	295,665
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),

Ser. B, 5s, 12/1/27	A1	1,065,000	1,033,636
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	10,775,000	118,525
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28 (Prerefunded)	AAA/P	750,000	805,868
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	770,000	752,775
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03-A1, 6 3/4s, 6/1/39 (Prerefunded)	Aaa	850,000	1,004,292
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	Aaa	2,500,000	2,829,675
Ser. A-1, 5s, 6/1/33	BBB+/F	1,000,000	878,800
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	Aaa	85,000	85,803
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (No.
02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	650,000	631,852
Port Oakland, Rev. Bonds, Ser. L, FGIC, 5 3/8s, 11/1/27	Aaa	3,000,000	3,075,930
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	850,000	745,748
Roseville, Natural Gas Fin. Auth. Rev. Bonds, 5s,
2/15/12	A1	400,000	415,796
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB/P	1,250,000	1,270,938
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	A-	500,000	522,210
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	2,420,000	2,420,774
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	2,480,000	1,495,118
			31,991,452

Colorado (2.7%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	200,000	192,636
(Evangelical Lutheran), 5 1/4s, 6/1/23	A3	1,000,000	1,036,060
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	660,000	691,667
(Evangelical Lutheran), 5s, 6/1/29	A3	420,000	409,223
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. B
zero %, 9/1/35 (Prerefunded)	Aaa	15,500,000	2,206,115
zero %, 9/1/34 (Prerefunded)	Aaa	16,500,000	2,534,070
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	Aaa	930,000	1,053,616
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B	225,000	192,857
			8,316,244

Connecticut (0.3%)
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser.
V-1, 1.6s, 7/1/36	VMIG1	1,000,000	1,000,000

Delaware (0.2%)

Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	350,000	339,031
			339,031

District of Columbia (0.1%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BBB/F	5,000,000	361,050

Florida (10.6%)
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. A,
6 1/8s, 5/1/34	BB-/P	475,000	484,177
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,480,000	1,570,102
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	750,000	838,635
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds
(Stoneybrook), 5 1/2s, 7/1/08	BB+/P	10,000	9,983
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/21	BBB+	3,200,000	3,234,144
Heritage Harbor, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB/P	475,000	495,929
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	100,000	98,314
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Hlth.), Ser. A, 5s, 11/15/21	A1	1,000,000	1,035,090
(Hosp. Adventist Hlth.), Ser. A, 5s, 11/15/20	A1	1,000,000	1,041,770
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	BB/P	500,000	506,510
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	600,000	519,516
Jacksonville, Hlth. Fac. Auth. Rev. Bonds (Brooks
Hlth. Syst.), 5s, 11/1/27	A	2,500,000	2,450,650
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29
(Prerefunded)	AAA	1,000,000	1,065,170
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	475,000	417,734
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	1,000,000	944,950
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	1,335,000	1,387,172
Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl.

Arpt.), Ser. C, FSA, 5 1/4s, 10/1/18	Aaa	5,000,000	5,504,700
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	1,000,000	830,450
Port St. Lucie, Special Assmt. Bonds (Southwest
Annexation Dist. 1-B), MBIA, 5s, 7/1/27	Aaa	800,000	807,136
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	1,485,000	1,351,870
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	BB-/P	900,000	738,603
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded)	Aaa	1,500,000	1,663,365
South Miami, Hlth. Fac. Hosp. Rev. Bonds (Baptist
Hlth. South FL Group), 5s, 8/15/27	Aa3	1,000,000	1,012,840
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	485,000	407,667
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	1,150,000	921,438
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	450,000	294,584
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	500,000	487,675
5.4s, 5/1/37	BB-/P	325,000	261,973
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	750,000	569,190
Ser. B, 5s, 11/1/13	BB-/P	470,000	420,603
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	725,000	532,658
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	950,000	891,737
6 1/4s, 5/1/22	BB-/P	530,000	497,638
			33,293,973

Georgia (1.2%)
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P	425,000	418,204
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	1,370,000	1,324,050
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	1,400,000	1,404,368
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	375,000	337,039
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	400,000	383,224
			3,866,885

Hawaii (0.5%)
HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,565,000	1,583,436

Idaho (0.7%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	635,000	638,016
Madison Cnty., Hosp. COP, 5 1/4s, 9/1/20	BBB-	1,480,000	1,463,853
			2,101,869

Illinois (4.7%)
Chicago, G.O. Bonds, Ser. A, AMBAC
5 5/8s, 1/1/39 (Prerefunded)	Aaa	3,395,000	3,815,267
5 5/8s, 1/1/39	Aaa	105,000	114,750
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing)
5 5/8s, 3/1/36	BB-/P	100,000	89,238
5.4s, 3/1/16	BB-/P	260,000	256,508
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A1	3,250,000	3,474,998
IL Fin. Auth. Rev. Bonds
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	B/P	700,000	706,825
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	959,760
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	603,900
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	250,000	225,995
IL Hlth. Fac. Auth. Rev. Bonds (St. Benedict), Ser.
03A-1, 6.9s, 11/15/33	B/P	500,000	453,830
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	3,750,000	4,007,025
			14,708,096

Indiana (1.2%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	375,000	353,321
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa2	325,000	343,551
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,500,000	2,539,100
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	468,018
			3,703,990

Iowa (3.1%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	2,510,000	3,067,396
Ser. A, 5 1/4s, 7/1/17	BBB-	1,040,000	1,054,768
Ser. A, 5s, 7/1/19	BBB-	1,840,000	1,806,990
Ser. A, 5 1/2s, 7/1/25	BBB-	650,000	639,958
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	200,000	200,544
6s, 11/15/24	BB/P	200,000	200,612
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	2,250,000	2,111,670
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	677,108
			9,759,046

Kentucky (0.6%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 1/2s, 10/1/20	A-/F	1,040,000	1,087,913
6 1/2s, 10/1/20 (Prerefunded)	AAA/P	675,000	750,614
			1,838,527

Louisiana (2.1%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26
(Prerefunded)	AAA/P	400,000	439,100
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	1,000,000	1,097,750
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	A	500,000	505,875
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	1,800,000	1,760,760
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf
States Util. Co.), Ser. C, 7s, 11/1/15	BBB	2,750,000	2,757,618
			6,561,103

Maine (1.0%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,190,000	1,198,401
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	2,000,000	2,060,160
			3,258,561

Maryland (2.2%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.),
Ser. A, 5s, 1/1/27	BBB+	2,000,000	1,931,120
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/15	A3	1,000,000	1,084,120
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P	710,000	645,014
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	300,000	284,133
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	1,000,000	987,920
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	199,764
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A, 5 7/8s, 5/1/21	BB/P	1,850,000	1,866,613
			6,998,684

Massachusetts (11.0%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	600,000	597,864
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell Village), Ser. A, 6 3/8s, 12/1/25 (Prerefunded)	BB/P	555,000	585,081
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	330,000	304,273
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	390,000	377,329
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,150,000	1,126,609
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/18	A-	420,000	440,278
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	650,000	625,924
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	BBB-/P	1,745,000	2,154,290
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Prerefunded)	Ba2	1,185,000	1,424,619
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	1,200,000	1,253,004
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	2,225,000	2,290,504
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	1,954,819
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	1,500,000	1,507,605
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,750,000	1,690,570
(Partners Hlth. Care Syst.), Ser. F, 5s, 7/1/21	Aa2	500,000	523,270
MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.),
Ser. A, AMBAC, 5 1/2s, 7/1/40	Aaa	15,290,000	15,426,081
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	500,000	502,130
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	1,550,000	1,559,006
			34,343,256

Michigan (5.0%)
Detroit, Swr. Disp. FRN, Ser. D, FSA, 3.768s, 7/1/32	Aaa	2,445,000	1,872,626
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	275,000	277,250
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden
City), Ser. A, 5 3/4s, 9/1/17	Ba1	185,000	185,603
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BB-/P	300,000	285,810
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,500,000	1,600,260
(Midmichigan Hlth. Oblig. Group), Ser. A, 5s, 4/15/26	A1	2,665,000	2,668,358
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	755,000	719,658
(Hosp. Sparrow), 5s, 11/15/23	A1	2,270,000	2,285,550
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,380,000	1,380,138
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,000,000	974,610
Warren Cons. School Dist. G.O. Bonds, FSA, 5 3/8s,
5/1/18 (Prerefunded)	Aaa	2,975,000	3,279,491
			15,529,354

Minnesota (2.0%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	2,000,000	2,018,480
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	500,000	475,930
MN State Hsg. Fin. Agcy. Rev. Bonds (Residential
Hsg.), Ser. H, 4.15s, 1/1/12	Aa1	750,000	757,793
Northfield, Hosp. Rev. Bonds, 5 1/2s, 11/1/18	BBB-	1,140,000	1,184,768
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	400,000	386,724
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Baa3	1,000,000	1,004,200
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	625,000	530,413
			6,358,308

Mississippi (1.3%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,500,000	1,680,030
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	1,250,000	1,253,425
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	805,000	858,830
MS Hosp. Equip. & Fac. Auth. Rev. Bonds (Hosp. South
Central), 5 1/4s, 12/1/21	BBB+	250,000	251,560
			4,043,845

Missouri (1.8%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/32	A+	1,750,000	1,791,125
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	1,500,000	1,541,790
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	1,450,000	1,463,166
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.
4.4s, 9/1/14	AAA	390,000	395,994
4.3s, 9/1/13	AAA	380,000	386,965
			5,579,040

Montana (1.3%)
Forsyth, Poll. Control VRDN (Pacific Corp.), 1.9s,
1/1/18	P-1	3,700,000	3,700,000
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	350,000	347,732
			4,047,732

Nebraska (--%)
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	CCC/P	61,716	13,578
(Brookhaven), zero %, 9/1/12	CCC/P	791,466	15,829
			29,407

Nevada (3.3%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB-/P	980,000	985,400
(Summerlin No. 151), 5s, 8/1/16	BB-/P	1,010,000	957,076
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	Aaa	5,000,000	5,291,100
Clark Cnty., School Dist. VRDN, Ser. A, FSA, 1.7s,
6/15/21	VMIG1	300,000	300,000
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB-/P	275,000	248,680
(No. T-18), 5s, 9/1/16	BB-/P	1,425,000	1,319,693
(No. T-16), 5 1/8s, 3/1/25	BB/P	485,000	383,359
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.

607), 5.9s, 6/1/18	BB-/P	860,000	827,784
			10,313,092

New Hampshire (1.3%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Kendal
at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,275,000	1,282,803
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	2,565,000	2,813,010
			4,095,813

New Jersey (4.3%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	650,000	606,892
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	BB-/P	1,250,000	1,462,225
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,900,000	1,905,510
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	504,095
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	230,000	216,182
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	3,000,000	2,895,360
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	700,000	608,237
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp.
Waste Mgt.), 5.3s, 6/1/15	BBB	1,750,000	1,831,078
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	2,206,463
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	727,922
(Atlantic City Med.), 5 3/4s, 7/1/25 (Prerefunded)	A+	555,000	621,667
			13,585,631

New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa2	1,200,000	1,073,736
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	350,000	356,325
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.6s, 7/1/38	AAA	485,000	517,117
			1,947,178

New York (16.9%)
Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+/P	500,000	472,415
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	1,330,000	1,374,183
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,000,000	2,008,140
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	500,000	508,565
NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09	AA	10,000,000	10,541,500
NY City, Indl. Dev. Agcy. Rev. Bonds
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	B2	1,465,000	1,493,992
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	1,275,000	1,324,929
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/21	Aaa	900,000	948,213
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 8s, 8/1/28	B	1,250,000	1,377,250
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B	4,880,000	5,167,188
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	2,425,000	2,035,472
(Jetblue Airways Corp.), 5s, 5/15/20	B	225,000	191,790
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	901,611
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/09	Ba2	1,000,000	1,025,840
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	500,000	504,075
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,400,000	2,442,744
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$2,000,000) (RES)	BB/P	2,000,000	2,031,440
Port. Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	200,000	201,266
(JFK Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	15,000,000	15,333,450
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	1,700,000	1,798,702
(Jeffersons Ferry), 5s, 11/1/15	BBB-	450,000	459,815
(Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	991,080
			53,133,660

North Carolina (7.5%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa1	1,500,000	1,572,990
Ser. A, 5 3/4s, 1/1/26	Baa1	3,000,000	3,083,640
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	1,000,000	1,052,980
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	1,954,860

(Deerfield), Ser. A, 5s, 11/1/23	A-/P	750,000	748,320
(Pines at Davidson), Ser. A, 5s, 1/1/16	A-/F	545,000	571,433
(Novant Hlth. Oblig. Group), Ser. A, 5s, 11/1/14	Aa3	10,000,000	10,741,000
(Pines at Davidson), Ser. A, 4.85s, 1/1/26	A-/F	1,270,000	1,218,552
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,040,000	975,458
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	600,000	566,958
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	150,000	142,635
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,061,870
			23,690,696

Ohio (3.9%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	BBB	5,400,000	5,201,226
5 1/8s, 6/1/24	BBB	1,930,000	1,862,604
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	1,400,000	1,358,014
Cuyahoga Cnty., Rev. Bonds, Ser. A
6s, 1/1/16	Aa3	1,280,000	1,424,320
6s, 1/1/15	Aa3	2,000,000	2,234,840
			12,081,004

Oklahoma (5.3%)
OK City Arpt. Trust Rev. Bonds Jr. Lien 27th Ser.,
Ser. A, FSA, 5s, 7/1/18 (Prerefunded)	Aaa	3,150,000	3,349,395
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,575,000	1,670,587
OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds
(Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll.,
5.95s, 3/1/37	Aaa	2,930,000	3,135,657
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29 (Prerefunded)	Aaa	4,045,000	4,301,210
5 3/4s, 8/15/29 (Prerefunded)	Aaa	2,955,000	3,142,170
Tulsa, Muni. Arpt. Trust Rev. Bonds, Ser. B, 5.65s,
12/1/35	B	1,000,000	995,770
			16,594,789

Oregon (1.0%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza)
6 1/2s, 12/1/29	BB-/P	1,900,000	1,917,632
Ser. A, 5 1/4s, 12/1/26	BB-/P	510,000	462,881
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	605,000	613,803
			2,994,316

Pennsylvania (4.7%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	Ba2	1,870,000	1,635,839
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt.), 5 1/2s, 11/1/16	Baa3	1,250,000	1,293,713
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	610,000	607,731
5.3s, 1/1/14	BB/P	690,000	691,001
5.2s, 1/1/13	BB/P	1,000,000	1,000,810
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,795,000	1,837,613
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	385,000	387,422
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	400,000	400,952
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB-/P	500,000	465,020
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,010,330
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43 (Prerefunded)	BBB+	500,000	580,905
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	700,000	689,234
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	B2	650,000	668,389
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5.4s, 7/15/36	BBB+	1,000,000	1,006,990
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	D/P	2,715,067	272
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	1,390,000	1,562,277
5 7/8s, 12/1/31	A	410,000	425,883
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	560,000	564,452
			14,828,833

Puerto Rico (2.5%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds

FGIC, 5 1/2s, 7/1/13	Aaa	1,035,000	1,133,439
5s, 7/1/28	BBB	590,000	578,873
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N
5 1/2s, 7/1/20	Baa3	4,250,000	4,593,103
5s, 7/1/14	Baa3	1,500,000	1,600,560
			7,905,975

South Carolina (2.0%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37 (Prerefunded)	A+	1,000,000	1,138,790
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,250,000	1,452,313
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/P	1,000,000	1,152,990
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B
6 3/8s, 5/15/30	BBB	1,300,000	1,322,386
6s, 5/15/22	BBB	1,195,000	1,222,401
			6,288,880

South Dakota (0.8%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,037,480
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4 1/2s, 5/1/17	MIG1	500,000	517,480
			2,554,960

Tennessee (3.5%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	Baa1	3,700,000	4,526,284
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	600,000	591,912
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	1,255,000	1,454,118
6 1/2s, 9/1/26 (Prerefunded)	AAA	745,000	863,202
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	450,000	450,293
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A,
5 1/4s, 9/1/22	Aa3	3,000,000	3,067,470
			10,953,279

Texas (12.3%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	600,000	623,136
5 7/8s, 11/15/18	BB-/P	20,000	20,173
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	370,000	350,175
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC), 5s, 3/1/41	Caa1	1,000,000	745,610
Carrollton, Farmers Branch Indpt. School Dist. G.O.
Bonds, PSFG, 5s, 2/15/17 (Prerefunded)	Aaa	4,655,000	4,964,278
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	550,000	550,787
Harris Cnty., Rev. Bonds, Ser. B, FSA, 5s, 8/15/32	Aaa	5,500,000	6,033,225
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann
Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A2	3,000,000	3,386,640
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	3,500,000	3,524,815
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	1,800,000	1,820,286
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	2,500,000	2,220,150
Lufkin, Hlth. Fac. Dev. Corp. Hlth. Syst. Rev. Bonds
(Memorial Hlth. Syst. of East TX), 5 1/2s, 2/15/32	BBB+	500,000	489,555
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	B+	500,000	460,920
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	BBB	815,000	820,982
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,623,650
San Antonio, Arpt. Syst. Rev. Bonds, FSA, 5 1/4s,
7/1/32	Aaa	1,415,000	1,451,903
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	300,000	303,471
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Air Force Village), 5 1/8s, 5/15/27	BBB-/P	2,675,000	2,556,471
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	2,000,000	2,011,460
6s, 7/1/25	Baa3	800,000	809,504
6s, 7/1/19	Baa3	800,000	816,400
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	1,995,000	2,112,525
			38,696,116

Utah (0.9%)

Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	750,000	757,448
7.45s, 7/1/17	BB-/P	600,000	618,696
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	VMIG2	1,500,000	1,517,805
			2,893,949

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	620,000	621,717

Virginia (1.9%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P	600,000	544,164
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 10/1/22	BBB-	600,000	598,110
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	500,000	480,855
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,000,000	1,006,640
Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	1,118,338
4 7/8s, 7/1/21	BB/P	1,000,000	954,910
Roanoke, Indl. Dev. Auth. Hosp. VRDN (Carilion Hlth.
Syst.), Ser. C-1, FSA, 1.9s, 7/1/27	VMIG1	895,000	895,000
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	500,000	465,255
			6,063,272

Washington (1.6%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,000,000	2,052,360
6 1/2s, 6/1/26	BBB	1,145,000	1,197,636
WA State Hlth. Care Fac. Auth. Rev. Bonds
Ser. C, Radian Insd., 5 3/8s, 8/15/28	AA	500,000	501,655
(Group Hlth. Coop), Radian Insd., 5s, 12/1/22	AA	1,125,000	1,143,383
			4,895,034

West Virginia (1.3%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	2,000,000	1,962,520
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	2,250,000	2,210,355
			4,172,875

Wisconsin (3.8%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	3,000,000	3,158,940
6 3/8s, 6/1/32 (SEG)	BBB	4,000,000	4,132,640
Janesville, Poll. Control Rev. Bonds (General Motors
Corp.), 5.55s, 4/1/09	B-	350,000	348,499
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	AAA	3,900,000	4,381,275
			12,021,354

Wyoming (0.3%)
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	BBB	1,050,000	997,490

Total municipal bonds and notes (cost $469,390,217)			$476,363,801

PREFERRED STOCKS (2.8%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum.
pfd. 6/30/09		2,000,000	$2,097,100
GMAC Muni. Mtge. Trust 144A Ser. A1-3, 5.3%, cum. pfd
10/31/39		2,500,000	2,627,050
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd. 6/30/40		4,000,000	4,186,400

Total preferred stocks (cost $8,500,000)			$8,910,550

TOTAL INVESTMENTS

Total investments (cost $477,890,217) (b)			$485,274,351

FUTURES CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

U.S. Treasury Note 10 yr (Short)	157	$18,324,844	Mar-08	$(628,259)

NOTES

Portfolio schedule does not reflect assets acquired by the fund in connection with the merger of Putnam High Yield Municipal Trust into the fund on February 19, 2008.

(a) Percentages indicated are based on net assets of $313,564,916.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $477,347,349, resulting in gross unrealized appreciation and depreciation of $18,395,936 and $10,468,934, respectively, or net unrealized appreciation of $7,927,002.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2008 was $2,031,440 or 0.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at January 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2008 (as a percentage of net assets):

Health care	64.0%
Air transportation	14.6
Housing	12.9
Utilities	12.9
Tobacco	10.2

The fund had the following insurance concentration greater than 10% at January 31, 2008 (as a percentage of net assets):

AMBAC	10.2%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008